Financial Instruments by Category - Summary of Financial Assets and Liabilities by Category of Financial Instrument and Reconciliation (Detail) - ARS ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Financial Assets at amortized cost	$ 257,125	$ 190,532	$ 218,122
Financial Assets at fair value through profit or loss	40,221	44,468	15,408
Subtotal Financial Assets	297,346	235,000	233,530
Non-financial Assets	61,790	35,029	29,892
Total	359,136	270,029	263,422
Financial Liabilities at amortized cost	1,012,696	875,818	740,433
Subtotal financial liabilities	1,012,696	875,818	740,433
Non-financial liabilities	7,016	5,874	1,180
Total	1,019,712	881,692	741,613
Other receivables [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets at amortized cost	22,635	15,391	19,078
Subtotal Financial Assets	22,635	15,391	19,078
Non-financial Assets	61,790	35,029	29,892
Total	84,425	50,420	48,970
Trade receivables [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets at amortized cost	158,487	136,057	139,982
Subtotal Financial Assets	158,487	136,057	139,982
Total	158,487	136,057	139,982
Investment in financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets at amortized cost	43,514	19,052
Financial Assets at fair value through profit or loss	10,032	9,882	8,370
Subtotal Financial Assets	53,546	28,934	8,370
Total	53,546	28,934	8,370
Cash and cash equivalents [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets at amortized cost	32,489	20,032	59,062
Financial Assets at fair value through profit or loss	30,189	34,586	7,038
Subtotal Financial Assets	62,678	54,618	66,100
Total	62,678	54,618	66,100
Lease liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities at amortized cost	55,622	46,270	61,780
Subtotal financial liabilities	55,622	46,270	61,780
Total	55,622	46,270	61,780
Loans [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities at amortized cost	757,215	678,306	526,760
Subtotal financial liabilities	757,215	678,306	526,760
Total	757,215	678,306	526,760
Other Liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities at amortized cost	4,436	12,023	2,013
Subtotal financial liabilities	4,436	12,023	2,013
Total	4,436	12,023	2,013
Accounts payable [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities at amortized cost	195,423	139,219	149,880
Subtotal financial liabilities	195,423	139,219	149,880
Non-financial liabilities	7,016	5,874	1,180
Total	$ 202,439	$ 145,093	$ 151,060